Cover	9 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	AUSTRALIAN OILSEEDS HOLDINGS LIMITED
Entity Central Index Key	0001959994
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive
Entity Address, Address Line Three	PO Box 263 Cootamundra, Australia
Entity Address, City or Town	Cootamundra
Entity Address, Postal Zip Code	2590
City Area Code	+02
Local Phone Number	6942 4347
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Kensington House, 69 Dr. Roy’s Drive
Entity Address, Address Line Two	P.O. Box 2510
Entity Address, Address Line Three	Grand Cayman
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	(345)
Local Phone Number	949-3344